LONG-TERM BORROWINGS DUE TO RELATED PARTIES - (Details) - Related Parties		12 Months Ended
	May 29, 2024	Jun. 30, 2026	Jun. 30, 2025
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, term	3 years
Long Term Borrowings
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, interest rate, stated percentage		3.75%	3.75%
Debt instrument, term		3 years	3 years